Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Held-to-maturity debt securities	51,721,925	135,356,892
Debt securities measured at fair value under fair value option	19,210,788	717,186
Equity securities measured using the NAV practical expedient	—	5,177,050
Short-term investments	70,932,713	141,251,128

As of December 31, 2024, the cost of the debt securities measured at fair value under fair value option was US$20,000,000 with unrealized losses of US$789,212. As of December 31, 2025, the cost of the debt securities measured at fair value under fair value option was US$711,359 with unrealized gains of US$5,827.